Income Taxes - Schedule of non-capital loss carryforwards (Details)	Dec. 31, 2022 USD ($)
Income taxes paid (refund) [abstract]
2038	$ 6,057,633
2039	10,730,529
2040	21,771,974
2041	19,046,688
2042	19,665,162
Non-capital income tax losses expire	$ 77,271,986